Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

December 8, 2009

H. Christopher Owings
Securities and Exchange Commission
Mail Stop 4561
100 F Street NE
Washington, D.C. 20549

Re:   Dale Jarrett Racing Adventure, Inc.
      Form 10-K and 10K/A for fiscal year ended December 31,
        2008 filed March 30, 2009 and October 19, 2009, respectively Forms 10-Q/A for the Quarterly Periods ended June 30, 2009 and
        March 31, 2009
      Filed October 19, 2009
      Form 10-Q for the Quarterly Period Ended September 30, 2009
      Filed November 13, 2009
      File No. 000-27251
      File Number 000-27251

Dear Mr. Owings:

In response to your letter dated November 18, 2009, please note the following:

Form 10-K for the fiscal year ended December 31, 2008

General

1. We note the PRNewswire release dated October 7, 2009, "Dale Jarrett Racing Adventure Expands market Awareness Programs." Please tell us whether you paid to be included in these market awareness programs and disclose material information about these awareness programs in your filings as appropriate.

  In October 2009, we paid StockProfile.com $1,000 for one month of advertising on their website which terminates on December 31, 2009. Additionally, in October 2009, we also paid StockVest.com $3,750 for one month of advertising on their website. Our relationship with StockVest.com was terminated in November 2009.

  Appropriate material information about these awareness programs will be discussed in our Form 10-K for the year ended December
31, 2009.

Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations

Results of Operations
2. We note your response to comment four of our letter dated September 29, 2009. While you have provided an explanation for the increase in cost of sales, you have not provided an explanation of, for example, the increase in general and administrative expenses from 2007 to 2008.

An explanation regarding the increase in advertising costs and the hiring of additional sales staff has been added.

Item 13. Certain Relationships and Related Transactions, and Director Independence, page 41
3. We note you response to comment 8. Please identify the officer you refer to here.

Timothy Shannon has been identified as the officer and director referred to.

Exhibits
4. We note your response to comment nine. The auditor's consent is required due to the incorporation by reference of the Form 10-K into an active Form S-8. Please amend the filing for the purpose of adding the auditor's consent. See Item 601(b)(23) of Regulation S-K, Rule 436, and Compliance and Disclosure Interpretation 126.22 available at http://www.sec.gov/divisions/corpfin/guidance/safinterp.htm.

The registrant is not aware of an active Form S-8. Pursuant to its records, the last S-8 was filed on August 5, 2003 registering 500,000 common shares which were issued prior to the end of that fiscal year. As a result, an auditor's consent has not been filed.

Exhibit 31
5. We note your response to comment 10. In paragraph 1, the reference should be to "this annual report." The phrase "or caused such disclosure controls and procedures" in paragraph 4(a) has been deleted and should be reinserted. In paragraph 4(c), the reference should be to "my conclusions." Please revise the certification.

The certification has been revised.

Form 10-Q for the Quarterly Period Ended September 30, 2009
General
7. We note the PRNewswire release dated September 28, 2009, "Dale Jarrett Racing Adventure Initiates Stock Buyback" which states, "[t]o date, the Company has repurchased and retired a total of 855,000 shares of its common stock." Please reconcile the statement with the disclosure on page 6 of your September 30, 2009 10-Q that "[d]uring January 2009, the Company retired 885,000 shares of common stock repurchased in 2008."

The disclosure has been reconciled to reflect the correct amount of shares (855,000 shares).

Item 2. Management's Discussion and Analysis of Financial Condition and Results of Operation, page 8
8. You state on page 8, "[t]he Corporation currently has classes planned through December 2009." According to your website, there are classes planned through December 2010. Please revise or advise.

The disclosure has been revised for accuracy.

Form 10-Q for the Quarterly Periods Ended September 30, 2009, June 30, 2009, and March 31, 2009
9. We note your response to comment 12. In paragraph 1, the reference should be to "this quarterly report." The phrase "or caused such disclosure controls and procedures" in paragraph 4(a) has been deleted and should be reinserted. In paragraph 4(c), the reference should be to "my conclusions." Please revise the certifications.

The certifications have been revised.

Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker